INCOME TAXES (Tables)	12 Months Ended
May 31, 2012
Income (Loss) before Income Taxes

Income (loss) before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated. Certain foreign operations are branches of RPM International Inc.’s subsidiaries and are therefore subject to income taxes in both the United States and the respective foreign jurisdictions. Accordingly, the provision (benefit) for income taxes by jurisdiction and the income (loss) before income taxes by jurisdiction may not be directly related.

Year Ended May 31,	2012	2011	2010
(In thousands)
United States	$187,687	$217,427	$198,103
Foreign	140,602	77,626	70,351

Income Before Income Taxes	$328,289	$295,053	$268,454

Provision (Benefit) for Income Tax

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2012	2011	2010
(In thousands)
Current:
U.S. Federal	$45,547	$37,871	$8,407
State and local	6,836	4,764	4,854
Foreign	49,231	41,542	41,581

Total Current	101,614	84,177	54,842

Deferred:
U.S. Federal	(787)	8,186	37,651
State and local	(572)	2,200	1,235
Foreign	(5,729)	(2,678)	(6,401)

Total Deferred	(7,088)	7,708	32,485

Provision for Income Taxes	$94,526	$91,885	$87,327

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of May 31, 2012 and 2011 were as follows:

	2012	2011
(In thousands)
Deferred income tax assets related to:
Inventories	$8,719	$8,726
Allowance for losses	8,935	9,713
Accrued compensation and benefits	113,934	70,744
Accrued other expenses	6,525	5,397
Other long-term liabilities	24,931	19,345
Net operating loss and credit carryforwards	76,740	71,397

Total Deferred Income Tax Assets	239,784	185,322
Less: valuation allowances	(75,167)	(70,408)

Net Deferred Income Tax Assets	164,617	114,914

Deferred income tax (liabilities) related to:
Depreciation	(46,045)	(46,807)
Pension and other postretirement benefits	(15,824)	(18,120)
Amortization of intangibles	(109,206)	(94,265)

Total Deferred Income Tax (Liabilities)	(171,075)	(159,192)

Deferred Income Tax Assets (Liabilities), Net	$(6,458)	$(44,278)

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2012	2011	2010
(In thousands)
Income tax expense (benefit) at the U.S. statutory federal income tax rate	$114,901	$103,141	$93,959
Impact of foreign operations	(32,192)	(39,932)	(32,529)
State and local income taxes net of federal income tax benefit	4,073	4,527	3,958
Tax benefits from the domestic manufacturing deduction	(3,744)	(2,750)	(756)
Nondeductible business expense	1,304	1,404	1,560
Valuation allowance	9,353	24,994	18,107
Other	831	501	3,028

Provision (Benefit) for Income Tax Expense	$94,526	$91,885	$87,327

Effective Income Tax Rate	28.8%	31.1%	32.5%

Activity Related to Unrecognized Tax Benefits

Uncertain income tax positions are accounted for in accordance with ASC 740. The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2012	2011	2010
Balance at June 1	$6.4	$2.7	$2.8
Additions based on tax positions related to current year	—	0.3	0.3
Additions for tax positions of prior years	0.5	3.9	1.2
Reductions for tax positions of prior years	(0.4)	(0.5)	(0.2)
Settlements	(3.2)	—	(1.4)

Balance at May 31	$3.3	$6.4	$2.7